[Horgan, Rosen, Beckham & Coren, L.L.P. letterhead]
August 15, 2005

Via Overnight Delivery	F172-005
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mr. William Friar

Re:	FCB Bancorp, Camarillo, California
Pre-Effective Amendment No. 1 to Form S-4 (File No. 333-126401)
Ladies and Gentlemen:
     On behalf of our client, FCB Bancorp, and in response to your comment letter dated August 3, 2005, we respectfully submit for your review three (3) copies of the Pre-Effective Amendment No. 1 to FCB Bancorp’s Registration Statement on Form S-4, marked to show the changes from the original filing on July 6, 2005.
     For your information, the Pre-Effective Amendment No. 1 was filed via Edgar today.
     Please note that the following corresponds to the numbered items listed in your comment letter, a copy of which is also enclosed (capitalized terms not otherwise defined herein shall have the same meanings ascribed to them in the Registration Statement, as amended) (all page references below correspond to the enclosed marked version):
General
1.	We note the use of all-capital text for various legends and text, for example on page 5. All-capital text, rather than emphasizing text, often makes it more difficult to read. In order to emphasize text, use bold text or italics. Please revise.

The Registration Statement has been revised to use bold text and/or italics to emphasize various legends and text instead of all-capital text.

Securities Exchange Commission
August 15, 2005

2.	Please revise throughout to avoid the use of legalistic definitions. As examples only we note the terms “meeting,” “bank,” “merger agreement,” and “SCCB.”

The Registration Statement reflects a good faith effort to comply with the SEC’s “plain English” disclosure recommendations.

3.	Please revise throughout to avoid using legalisms. As examples only we note your use of thereof, thereafter, and/or, pursuant to, therefore, herein, hereto, thereunder, and therein.

The Registration Statement reflects a good faith effort to comply with the SEC’s “plain English” disclosure recommendations.

4.	Please revise to avoid the generic terms “Bank” and “Holding Company” for First California Bank and FCB Bancorp.

The Registration Statement reflects a good faith effort to comply with the SEC’s “plain English” disclosure recommendations.

5.	Please note the updating requirements of Rule 3-12 of Regulation S-X.

The updating requirements of Rule 3-12 of Regulation S-X are reflected in the Registration Statement.

6.	Please file updated consents for all audited financial statements included in your next filing.

Updated consents from Moss Adams (First California Bank’s accountants) and Grant Thornton LLP (South Coast Bancorp, Inc.’s accountants) for all audited financial statements are included as exhibits to the Registration Statement.
Introduction
7.	Please clarify the timing of the acquisition of South Coast, whether the acquisition is conditional on the reorganization, and whether shareholders of FCB Bancorp will vote on the acquisition. Please revise throughout the document as necessary.

It is anticipated that the acquisition of South Coast Bancorp, Inc. will close as soon as practicable after consummation of the holding company reorganization. Under the terms of the Acquisition Agreement, the acquisition must close by no later than September 30, 2005, subject to extension by agreement amongst the parties. Furthermore, under the terms of the

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August 15, 2005

Acquisition Agreement, the proposed holding company formation is a condition to closing the acquisition.

Under California law, the acquisition of South Coast Bancorp, Inc. by FCB Bancorp pursuant to an all cash transaction does not require approval by the shareholders of either the Bank or FCB Bancorp. The terms of the Acquisition Agreement and the proposed acquisition do, however, require the approval of South Coast Bancorp, Inc.’s shareholders, which approval was obtained at an annual meeting of shareholders duly held on April 12, 2005.

The Registration Statement has been revised to reflect the foregoing.
Adjournments, page 6
8.	Revise the last paragraph to state that you will not use discretionary authority granted by proxies voted against the reorganization to adjourn the meeting to solicit additional votes.

The last paragraph has been revised to provide that any and all Proxies voting against the Merger will not be used by the Bank (under the discretionary authority granted by the Proxies) to adjourn the Meeting to solicit additional Proxies in favor of the Merger and/or the Stock Option Plan.

The last paragraph under the section entitled “VOTING SECURITIES” on page 13 has also been revised.
Cautionary Statement Regarding Forward-Looking Statements, page 12
9.	Please delete all reference to sections 27A of the Securities Act and 2IE of the Exchange Act. They are inapplicable in this context, because FCB Bancorp is not currently a reporting company. See section 27(a)(l) of the 1933 Securities Act.

All references to sections 27A of the Securities Act and 2IE of the Exchange Act have been eliminated.
Proposal 1 — Bank Holding Company Reorganization, page 15
10.	Please delete the third paragraph or revise it to avoid the implication that the discussion of the merger agreement cannot be fully relied upon.

Securities Exchange Commission
August 15, 2005

The paragraph has been so revised.
Directors, page 20
11.	Please disclose any family relationships between James Birchfield and John Birchfield. Refer to Item 401(c) of Regulation S-B.

The family relationship between James Birchfield (father) and John Birchfield (son), as well as between Richard Aldridge (father) and Tenisha Fitzgerald (daughter) are disclosed in each of their biographical descriptions. The Birchfields and the Aldridges/Fitzgeralds are not related families.

The section entitled “Related Party Transactions” on page 98 has also been revised to include a description of such family relationships as well as information regarding compensation (director fees) paid to each of the related individuals.
Management’s Discussion & Analysis of Financial Condition & Results of Operations — First California [Bank]
Critical Accounting Policies, page 31
12.	Please revise here and in the notes to your consolidated financials the critical accounting estimates section to include a detailed description of your securitization valuation policies and assumptions. Refer to SEC Interpretive Release No. 33-8350.

All debt securities held by First California Bank have fair values determined by third parties and the fair values are market driven. There are no assumptions or valuation policies necessary to determine the fair value of any debt securities. As there are no estimates or assumptions involved in the debt securities portfolio, management has concluded that the determination of fair value for investment securities is not a critical accounting policy. In addition, First California Bank has never securitized any financial instruments and does not hold any securitized instruments.
Financial Position
Loans, page 39
13.	Please revise to include a detailed description of your program that purchases customer invoices on a recourse basis, including but not limited to the size of the portfolio (including dollar value and number of accounts), the allowance practices for the portfolio, the

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August 15, 2005

provision assumptions, and the income recognition policies. Clearly disclose where you classify these loans on your loan distribution table which appears on page 40.

The following paragraph has been added to our discussion of loans:

“The Bank also has a growing portfolio of higher-yielding, asset-based loans that involves the Bank purchasing customer invoices on a recourse basis. This product is called ‘Cash Flow Maximizer” (CFM). Using software, technical and marketing support provided by a third-party vendor, the Bank is able to purchase customer invoices, with full recourse, at a discount and pay the customer 98.5 to 95.0 percent of the face value of the invoice. The amount is repaid, generally in 30 to 45 days, by the merchant remitting payment of the invoice directly to the Bank. The discount is recognized in income at the time of purchase. The Bank further reduces the purchase amount by an average of 10 percent of the face value of the invoice; setting aside this reserve amount in a restricted interest-bearing savings account held at the Bank to cover any losses on any purchase. Additionally, as part of our normal analysis of the adequacy of the allowance for loan losses, we allocate approximately one percent to outstanding CFM balances. As of June 30, 2005, there were 21 active accounts with outstanding balances of $7,751,000. CFM is included in the commercial loans and lines category in the loan distribution table.”

Customer invoices are short-term instruments generally collected within 30 to 45 days after they are purchased or the invoice is charged-backed to the customer. We also note that such invoices are due on presentation to the merchant and have no specified maturity date that would permit systematic accretion of the discount over the life of the invoice. We further note the materiality of this business activity. CFM discount income for the year ended December 31, 2004 was less than five percent of total interest income. We believe that our income recognition practice is appropriate in our circumstance.

14.	Revise to provide a fuller discussion of the characteristics and criteria for each loan type in your portfolio, and the risks attaching to each type of loan.

The following paragraphs have been added to our discussion of loans:

“Commercial loans and lines of credit constituted 26 percent of total loans outstanding at of June 30, 2005. This portfolio is made up of broadly diversified sectors with the largest sectors in real estate/construction, finance and insurance, healthcare, manufacturing and professional services. The Bank requires commercial loan maturities to not exceed seven years and requires payments to be fully amortized within the term of the loan. Traditional working capital lines of credit are written for a 12 month period and have a 30 day out of debt requirement. The Bank also provides accounts receivable and inventory financing revolving lines of credit. These lines have an annual maturity date, a maximum advance rate

Securities Exchange Commission
August 15, 2005

(i.e., accounts receivable advance maximum is 75 percent; maximum advance rate against eligible inventory is 25 percent), and a requirement for an annual field audit for lines in excess of $200,000. Field audits are performed by third-party vendors. For these lines, the Bank also requires the customer to furnish, on a monthly basis, a borrowing base certificate and a receivables and payables aging.

For commercial (nonresidential) construction loans, the Bank has a maximum loan to value requirement of 70 percent of the FIRREA conforming appraised value. For residential (1-4 units) construction loans, the maximum loan to value ranges from 80 percent on loans under $500,000 to 70 percent on loans greater than $1,000,000. The Bank requires the borrower to provide in cash at least 20 percent of the cost of the project. At the borrower’s expense, the Bank utilizes a third party vendor for funds control, lien releases and inspections. The Bank’s construction loan portfolio is generally evenly divided between commercial (non residential) and residential (1-4 units) projects. The Bank manages inherent market risks associated with interim construction lending by monitoring the economic cycle and the marketplace for evidence of deterioration in real estate values.”
Nonperforming Loans table, page 43
15.	Please disclose that you had no restructured loans for the periods presented or revise your table to quantify as necessary. We note Item III.C of Guide III.

The following sentence was added to the paragraph above the nonperforming loan table:

“The Bank had no restructured loans for the periods presented.”
Deposits, page 45
16.	We note that as of March 31, 2005, 100% of your certificates of deposits with balances greater than $100,000 mature with in the next 12 months. Please revise to include a discussion of your strategy to fund, retain and/or replace these deposit amounts. Disclose the estimated impact on your liquidity.

The following paragraph has been added above the large balance time deposit maturity table:

“The Bank, stressing both loan and deposit relationships with customers, employs a “core deposit” funding strategy. Core deposits represent checking, savings and small balance certificates of deposits. Large balance certificates of deposit are not central to this strategy. The Bank has participated in the State of California time deposit program, which began in 1997, for several years. This time deposit program is one element of the Pooled Money Investment Account (PMIA) that is managed by the State Treasurer. At June 30, 2005,

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August 15, 2005

PMIA had $60.5 billion in investments of which $7.0 billion represented time deposits placed at various financial institutions. At June 30, 2005 State of California time deposits placed at the Bank, with original maturities of three or six months, totaled $18.0 million. Management believes that the State Treasurer will continue this time deposit program. Additionally, management believes that it has the ability to establish large balance certificate of deposit rates that will enable it to attract, replace, or retain those deposits accepted from customers in our local market area if it becomes necessary under a modified funding strategy.”
Interest Rate Risk. page 48
17.	We note your discussion regarding Board-approved policies and procedures for interest rate risk. Please tell us whether the significant asset-sensitive gap percentages which exceeded 25% for both 0-3 month measurement periods presented are within the range of approved policies and procedures. Revise the discussion if they are not and disclose corrective action measures undertaken by management, as appropriate. Provide a similar analysis for the 4-12 month measurement periods, which we note is significantly liability sensitive.

The following paragraph has been added below the gap table:

“Management focuses on the net re-pricing imbalances in the cumulative 1 year gap and the Board has established a limit of plus or minus 15 percent. The Board also has established a limit of plus or minus 30 percent for the cumulative 5 year gap. No limits have been established for the cumulative 3 month gap or the gap beyond 5 years. The 1 year and 5 year gap ratios at June 30, 2005 and December 31, 2004 are within established limits. The cumulative 1 year gap at June 30, 2005 was a negative 0.85 percent compared to a positive 3.73 percent at December 31, 2004. The change in the cumulative gap is chiefly attributable to an increase in variable rate loans.”
Dividends, page 62
18.	Please revise to clarify the company’s dividend policy for the immediate future. If the company has not yet determined its policy, please state this clearly. Please also include a clear statement in this regard in the Introduction section.

First California Bank has paid no cash dividends since 2001 due to its current policy of preserving capital to support additional growth. In the event that the holding company reorganization is approved, FCB Bancorp intends to follow the same policy of retaining earnings to increase capital and provide additional basis for growth; provided, however, that

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August 15, 2005

a special cash dividend of $5.0 million will be paid by First California Bank to FCB Bancorp in connection with the acquisition of SCB.

The discussion regarding FCB Bancorp’s dividend policy has been revised to reflect the above in both the “Dividends” and “Introduction” sections.
Termination Fee, page 70
19.	If possible, please summarize the various sections of the acquisition agreement referred to in this paragraph.

A brief description in parenthesis next to each of the various sections of the acquisition agreement referred to in this paragraph has been added.
Management’s Discussion and Analysis of Financial Condition and Results of Operations -South Coast Bancorp.
Critical Accounting Polices, page 72
20.	Please revise here and in the notes to your consolidated financial statements the critical accounting estimates section to include a detailed description of your securitization valuation policies and assumptions and income tax provision assumptions. Refer to SEC Interpretive Release No. 33-8350.

The only securities held by South Coast Bancorp, Inc. are U.S. Treasury Notes. In addition, the company has never securitized and therefore does not retain any securities after securitization. As there are no estimates or assumptions involved in the securities portfolio, management has determined that the determination of fair value for investment securities is not a critical accounting policy.

Effective January 1, 2001, South Coast Bancorp Inc., with the consent of its shareholders, elected to be taxed as an S Corporation under sections of the Internal Revenue Code and state income tax laws. Since taxable income passes through to the shareholders, there is no critical accounting policy.
Provision (Credit) for Loan Losses, page 75
21.	Please revise to include a detailed description of the process you use for determining the credits for loan losses which have been recorded annually since 2002. In your revision, please discuss this process in relation to your asset quality and to your significant loan concentrations in commercial real estate loans.

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The provision for loan losses was $1,000 for the second quarter of 2005 compared with a credit of $6,000 for the second quarter of 2004. For the first six months of 2005, the credit for loan losses was $9,000 compared with a credit of $50,000 for the same period last year. For the two years ended December 31, 2004, the credit for loan losses was $55,000 and $4,000, respectively.

The process for determining the appropriate level of the allowance for loan losses is accomplished by a grading system wherein the loan portfolio is evaluated monthly by using significant factors such as historical losses associated with the loan portfolio, changes in the value and nature of new credits, recent economic trends and the changes in the concentration of credits.

All loans in the portfolio are assigned a credit score and reserve allowance which represents the potential risk associated with that credit based on repayment habits, loan to value, current financial condition and other mitigating factors as determined by management discretion.

Because of the relatively small size of South Coast Bancorp, we have the ability to monitor the portfolio continuously and aggressively in order to identify potential problems. As a result, the loan portfolio has not suffered any losses in the last five years. In addition, as of June 30, 2005, the loan portfolio had no delinquent loans.

Reasoning for a credit to the loan loss reserve for the two years ending December 31, 2004, is two-fold. Firstly, payoff of adversely classified assets that were assigned a higher allowance percentage had been replaced with better quality assets which, by their nature, posed less risk of loss and therefore assigned a lower allowance percentage in the year ending December, 2003. Secondly, a decrease in market interest rates resulted in a high level of payoffs in all allowance percentage categories and slow portfolio growth in the year ending December 2004.

The discussion regarding “Provision (Credit) for Loan Losses” has been revised to reflect the above.
Loans, page 77
22.	Please include a detailed explanation of your underwriting standards for all types of commercial real estate loans secured by commercial, retail and industrial properties. Given your significant concentration of loans in this area, please fully explain how you evaluate creditworthiness of borrowers especially for borrowers without a significant credit history and/or where collateral is difficult to evaluate or value.

Securities Exchange Commission
August 15, 2005

The portfolio consists of commercial real estate loans primarily secured by commercial, retail and industrial properties located throughout Southern California. Although the portfolio is diversified among various types of borrowers and collateral, our measure of success has been our skill in determining which applicants have both the ability and the intent to repay the loan.

South Coast Bancorp does not make construction loans, spec loans, or loans underwritten on pro-forma or potential income generated from the property. The concentration of receivables in any one project or limited area is discouraged so any downturn in real estate values would not materially affect a significant amount of our portfolio.

South Coast Bancorp underwrites loan files by establishing the borrower’s primary and secondary repayment source. The primary source of income, in most cases, is the subject property which is underwritten using a debt coverage ratio based on the property’s current income, tenant structure, stable tenant basis, and equity cushion using a conservative loan to value, i.e., 65% LTV on refinance, 75% on purchase money. In cases where the subject property income does not sufficiently debt service the loan, South Coast Bancorp will look to the borrower’s secondary source of income, i.e., borrower’s personal cash flow, liquidity, and overall net worth.

South Coast Bancorp scrutinizes each borrower’s intent for repayment by analyzing their credit history and experience in ownership and/or management of commercial real estate property.

South Coast Bancorp does not entertain loans to borrowers without a significant credit history or where the collateral is difficult to evaluate or value. Because South Coast Bancorp is a collateral based lender, an accurate portrayal of the subject property including inspection and valuation is crucial to our success.

The discussion regarding “Loans” has been revised to reflect the above.
Selected Historical Financial Data, page 84
23.	Please consider including the ratio of allowance for loan losses to non-performing loans in the tables.

The information has been included in the revised tables.
Unaudited Pro Forma Combined Consolidated Financial Information
Pro Forma Combined Consolidated Balance Sheet, page 88

Securities Exchange Commission
August 15, 2005

24.	We note the total cash proceeds received by FCB Bancorp, as described in note 2 on page 91, is $35.6 million while the actual adjustment to cash and due from banks on the face of the pro forma balance sheet is $30.6 million. Please revise footnote 2 to reflect that the $5.0 million cash dividend from First California Bank will not be included as an adjustment to cash and due from bank or consolidated capital.

The footnote table has been revised to exclude the $5 million dividend and now agrees to the pro forma balance sheet cash adjustment of $30.6 million.
Pro Forma Income Statements, pages 88 and 89
25.	Please revise to include historical earnings per share and number of shares used for these calculations for South Coast Bancorp, Inc.

The pro forma income statement has been footnoted to disclose that South Coast Bancorp, Inc., is an S-corporation that has not historically calculated or disclosed earnings per share data.
Employment Agreements, page 96
26.	Please revise to disclose the triggering events in these agreements, as well as all material details.

A more detailed discussion of the material terms of the Salary Continuation Agreements and Split Dollar Agreements has been added.
First California Bank December 31, 2004. 2003 and 2002 Financial Statements
Note C. page F-12
27.	We note gross unrealized losses on your available for sale securities approximately doubled from $713,000 at December 31, 2004 to $1,406,000 at March 31, 2005. Please provide us your analysis supporting your belief that an other than temporary impairment did not exist at either balance sheet dates. We note the guidance in paragraph 16 of SFAS No. 115 and SAB Topic 5:M. In your response, please ensure that you provide sufficient details for both periods including name of security, purchase date and price, current amortized cost, respective unrealized losses and other information you consider in your periodic analysis.

At December 31, 2004 gross unrealized losses on available for sale securities were $713,000. The evaluation for other than temporary impairment began with a segregation of securities by principal type. Securities are comprised of U.S. Treasury notes, U.S. Agency

Securities Exchange Commission
August 15, 2005

notes, U.S. Agency mortgage-backed securities, U.S. Agency and private-issuer collateralized mortgage-backed securities and bank-qualified general obligation and revenue bonds of municipalities and school districts. There were no equity securities (please see Attachment 1).

U.S. Treasury and U.S. Agency notes will mature within one to three years of the balance sheet date. The weighted average life of all mortgage-backed securities was 5.02 years and the duration was 4.23. All municipal securities were rated AA or better and none experienced a rating decline. The sale of securities to meet the liquidity needs of the Bank is not necessary in the foreseeable future. The decline in value was judged to be related to fluctuations in market interest rates since purchase and was deemed to be temporary.

The evaluation continued, however, by scrutinizing those individual securities that had an unrealized loss at each month end for the year 2004. At December 31, 2004, five securities had unrealized losses for 12 months or more (please see Attachment 2). Management evaluated the unrealized losses for these securities as follows:

Mortgage-backed securities – adjustable rate (please see Attachment 3)

The unrealized loss for the GNMA II and FHLMC adjustable rate mortgage-backed securities has not been significant at approximately one percent or less of amortized cost. Both securities are indexed to the one year CMT and are near their next reset date. There have not been significant events or changes to GNMA or FHLMC since issuance. The sale of the securities at a loss to meet the liquidity needs of the Bank is not necessary in the foreseeable future. The decline in value was judged to be related to fluctuations in market interest rates since purchase and was deemed to be temporary.

Mortgage-backed securities – fixed rate (please see Attachment 4)

The unrealized loss for the FNMA 4.0 % due July 1, 2010 and August 1, 2010 (collectively ‘the seven year balloons’) has not been significant at approximately five percent or less of amortized cost. Both securities have a weighted average life of approximately 2.25 years and an effective duration of approximately 3.23. FNMA has experienced negative press relating to its accounting and corporate governance practices. Although this may have affected the rates (price) of FNMA notes, it does not appear to have affected the rates (price) of FNMA mortgage-backed securities. The sale of these securities at a loss to meet the liquidity needs of the Bank is not necessary in the foreseeable future. The decline in value was judged to be related to fluctuations in market interest rates since purchase and was deemed to be temporary.

Municipal securities – fixed rate (please see Attachment 5)

Securities Exchange Commission
August 15, 2005

The unrealized loss for the Whittier, California City School District General Obligation 3.50% bonds due August 1, 2017 has not been significant at five percent or less of amortized cost. The bond is callable at a premium of two percent in 2011, one percent in 2012 and then at par in 2013 and thereafter. The bond was rated Aaa by Moody’s and AAA by S&P. Whittier has an underlying S&P rating of A+. The bond is insured by Financial Security Assurance, Inc. (FSA). There have not been significant events or changes to Whittier, its ratings, or FSA since issuance. The sale of these securities at a loss to meet the liquidity needs of the Bank is not necessary in the foreseeable future. The decline in value was judged to be related to fluctuations in market interest rates since purchase and was deemed to be temporary.

Gross unrealized losses on available for sale securities at June 30, 2005 were $815,000, compared with $1,406,000 at March 31, 2005 and $713,000 at December 31, 2004.

Management has evaluated the unrealized losses for these five securities as well as all other securities with unrealized losses at June 30, 2005 and March 31, 2005 in the same fashion as has been described above. The sale of these or any other securities at a loss to meet the liquidity needs of the Bank is not necessary in the foreseeable future. The decline in value at both interim dates was judged to be related to fluctuations in market interest rates since purchase and was deemed to be temporary.
Income Statements, page F-21
28.	We note you had net servicing fees of $42 thousand as of December 31,2004. Please provide us with descriptions of the types of fees represented and if these servicing fees fall with in the scope of SFAS No. 140. We are unable to determine from your current disclosures whether or not servicing assets have been recorded. Please also revise filing disclosures and/or your accounting, if necessary.

First California Bank received $45,000 of loan servicing fees, net of related third-party vendor costs, for the servicing of the guaranteed portion of SBA 7(a) loans sold to others. SBA 7(a) loans serviced for others totaled $4,000,000 at December 31, 2004. The Bank does not enter into any other servicing activities.

The Bank originates SBA 7(a) loans and subsequently sells the government guaranteed portion of the loan in the secondary market. The Bank typically retains the right to service the loan for a fee. The gain or loss on the sale of the guaranteed portion of the SBA 7(a) loan is determined in accordance with SFAS 140. The fair value of the retained un-guaranteed portion of the loan is estimated using discounted cash flows. The fair value of the guaranteed portion of the loan is determined by reference to the sale price. No servicing

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August 15, 2005

asset or liability is recognized since the benefits of servicing are considered to be just adequate to compensate the Bank for its servicing responsibilities.

Loan servicing fees represent approximately one percent of pre-tax income and loans serviced for others represent approximately 1.4 percent of total assets as of December 31, 2004. The origination, sale and servicing of SBA 7(a) loans is not considered to be a significant business activity.
South Coast Bancorp. Inc. December 31, 2004 and 2003 Audited Financial Statements General
29.	We note you provided audited financial statements for the two years ended December 31, 2004. Please provide us your analysis of the computational details in Article l-02(w) of Regulation S-X and how you concluded that audited financial statements for the three years ended December 31,2004 were not required, or revise the financial statements accordingly. We note Item 17.B of the Form S-4 form requirements and Articles 3-05 and 11 of Regulation S-X.

First California Bank will seek shareholder approval of the holding company formation at a special meeting of shareholders to be held in September 2005. With respect to the acquisition of South Coast Bancorp, Inc., only the shareholders of South Coast Bancorp, Inc. are required to approve the transactions. Under California law (Corporations Code Section 1201), shareholder approval of the principal terms of a reorganization is not required if the acquiring company, or its shareholders, immediately before the reorganization will own (immediately after the reorganization) equity securities of the surviving or acquiring company or a parent party possessing more than five-sixths (83.3%) of the voting power of the surviving or acquiring company or parent party. FCB Bancorp’s shareholders, immediately prior to the closing of the South Coast Bancorp acquistion, will own, immediately after the closing of that transaction, greater than 83.3% of the issued and outstanding shares of common stock of FCB Bancorp. Accordingly, no approval by FCB Bancorp’s shareholders (ie., First California Bank’s shareholders as prospective shareholders of FCB Bancorp) will be required under California law.

As a result, pursuant to the instructions to Form S-4, Item 17(b)(7)(i), we determined the acquisition to be significant in excess of the 20% level and followed the guidance in this paragraph to provide financial information consistent with Article 3-05(b)(2). Under Article 3-05(b)(2)(iv), however, we determined that the acquired company (South Coast Bancorp, Inc.), to have revenues less than $25 million in the current fiscal year, so we excluded the earliest of the three years being presented, thereby including only the 2004 and 2003 fiscal years.
Report of Independent Certified Public Accountants, page F-60

Securities Exchange Commission
August 15, 2005

30.	Please revise the second paragraph of the audit report to include the language prescribed by the Public Company Accounting Oversight Board (PCAOB). Please refer to Auditing and Related Professional Practice Standards, Audition Standard No. 1.

In accordance with the June 15, 2004 AICPA SEC Regulatory Committee minutes pertaining to Section VI.A, which were amended June 17, 2005, we understand that an auditor’s report on a private company’s financials which are included in a Form S-4 as target is not required to refer to the PCAOB standards.
Notes to Consolidated Financial Statements
Note 1 — Summary of Significant Accounting Policies
I. Stock Grants, page F-69
31.	Please review paragraphs 45-48 of SFAS No. 123 to ensure that you are in compliance with the disclosure requirements. Tell us why you continue to believe your presentation is appropriate and/or revise filing disclosures as necessary.

The following paragraph has been added to Stock Grants in audited 2004 financial statements:

“The Company issues stock grants that are valued at estimated fair market value to officers at the time of grant. In 2004, there were 25,000 stocks granted to be fully vested over 5 years at 5,000 shares per year starting in 2004. The price of the stock grant was set at market value of $5.25 per share. As of December 31, 2004, the Bank had 20,000 grants outstanding and unvested.”
Note 2 — Investment Securities, page F-71
32.	Please revise to include a statement specifically addressing the impact of other than temporary impairments on your available-for-sale securities. Please refer paragraph 6-19 of EITF Abstracts No. 03-1.

The language pertaining to other than temporary impairments regarding South Coast Bancorp, Inc. Held-to-Maturity securities has been included in the investment securities footnote disclosure in the 2004 audited financials statements.

Despite the unrealized loss position of these securities, the Bank has concluded, as of December 31, 2004, that these investments are not other-than-temporarily impaired. This assessment was based on the following factors: i) the length of time and the extent to which

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the market value has been less than cost; ii) the financial condition and near-term prospects of the issuer; iii) the intent and ability of the Bank to retain its investment in a security for a period of time sufficient to allow for any anticipated recovery in market value; and iv) general market conditions which reflect prospects for the economy as a whole, including interest rates and sector credit spreads.
**********************
     We trust that the Pre-Effective Amendment No. 1 to the Registration Statement and the above information fully responds to the issues raised in your comment letter. Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

Very truly yours,

/Gary M. Horgan/

Gary M. Horgan

cc:	Mr. C. G. Kum Mr. Ron Santarosa Mr. Van Rhebeck Mr. John Hancock Mr. Gabe Nachand Mr. Jim Pulsipher

ATTACHMENT #1

										Unrealized
Security	CUSIP	Iss Date	Mat Date	Pur Date	Pur Price	Par/Orig Face	Curr Face	Amort Cost	Fair Val	gain (loss)
US TREASURY NOTE
U S TREASURY NOTE	912828CK4	20040531	20060531	20040604	99.68	3,000,000	3,000,000	2,993,098	2,983,476	(9,622)

US AGENCY NOTES
FANNIE MAE NOTE	31359MVA8	20040423	20060615	20041130	99.19	750,000	750,000	744,247	743,438	(809)
FANNIE MAE NOTES	3136F4U36	20040128	20080128	20040128	101.00	1,050,000	1,050,000	1,050,799	1,050,984	185
FEDERAL HOME LOAN BANK	31339XYG3	20030630	20080630	20030630	100.00	1,000,000	1,000,000	1,000,000	984,375	(15,625)
FEDERAL HOME LOAN BANK	31339YL75	20030730	20061030	20030730	100.00	1,000,000	1,000,000	1,000,000	985,000	(15,000)
FEDERAL HOME LOAN BANK	31339YPM8	20030730	20080730	20030730	99.88	1,000,000	1,000,000	1,033,086	1,013,433	(19,653)
FREDDIE MAC MEDIUM TERM NOTE	3128X1G92	20030915	20060915	20030915	100.66	2,000,000	2,000,000	2,001,829	1,995,572	(6,257)

						9,800,000	9,800,000	9,823,059	9,756,278	(66,781)

MBS
FED NATL MTG ASSN POOL 780997	31404WUW4	20040501	20340501	20040524	99.89	5,009,103	4,927,799	4,922,489	4,904,319	(18,170)
FHLMC ARM POOL 780889	31342A7A1	20030901	20331001	20030924	98.66	5,000,000	4,231,993	4,180,299	4,182,705	2,406
FHLMC GOLD POOL M80772	31282R2D5	20020801	20090801	20020830	101.28	2,336,639	761,530	764,436	768,535	4,099
FHLMC GOLD POOL M80898	31282R7K4	20040201	20110201	20040226	102.16	1,500,000	1,307,833	1,329,452	1,320,222	(9,230)
FHLMC POOL 780538	31342AS34	20030501	20330601	20030623	102.53	1,000,000	706,323	720,222	717,235	(2,987)
FNARM POOL 806394	31406C3B2	20041101	20341101	20041207	101.41	3,000,000	2,996,344	3,038,466	3,000,850	(37,616)
FNCN POOL 255574	31371L2F5	20041101	20141201	20041207	101.50	2,000,000	1,983,648	2,013,303	2,017,144	3,841
FNMA 255237	31371LPW3	20040401	20140501	20040427	102.44	5,000,000	4,483,095	4,578,001	4,627,007	49,006
FNMA ARM POOL 683084	31400B2R6	20030101	20330201	20030224	101.91	1,000,000	456,862	461,167	457,903	(3,264)
FNMA ARM POOL 736411	31402SDQ7	20030801	20330801	20030821	99.44	5,000,000	4,140,811	4,119,958	4,143,789	23,830
FNMA POOL 254836	31371LBD0	20030601	20100701	20030626	103.19	15,000,000	11,469,967	11,710,631	11,432,609	(278,021)
FNMA POOL 254861	31371LB65	20030701	20100801	20030723	103.00	15,000,000	11,410,988	11,639,704	11,373,823	(265,881)
GNMA 080889	36225C7B6	20040401	20340420	20040616	98.89	3,000,000	2,716,634	2,691,401	2,720,313	28,912
GNMA II POOL 80462	36225CQQ2	20001001	20301020	20020827	102.38	5,950,000	964,549	976,405	978,800	2,395
GNMA II POOL 50659	36225CWV4	20021201	20321220	20030224	102.80	940,278	375,598	379,836	378,826	(1,010)
GNMA II POOL 80519	36225CSH0	20010601	20310620	20010725	99.94	2,028,295	661,124	660,894	666,156	5,262
GNMA II POOL 80615	36225CVH6	20020701	20320720	20020725	101.48	1,500,000	639,656	644,256	646,018	1,762
GNMA II POOL 80615	36225CVH6	20020701	20320720	20020725	101.53	1,500,000	639,656	644,401	646,018	1,617
GNMA II POOL 80616	36225CVJ2	20020701	20320720	20020725	102.50	1,000,000	339,212	342,369	344,852	2,483
GNMA II POOL 80663	36225CWZ5	20030101	20330120	20030224	102.25	1,000,000	523,598	530,584	524,342	(6,242)

						77,764,315	55,737,220	56,348,275	55,851,467	(496,808)

CMO
FNMA REMIC 2003-19 JP	31392JHF9	20030201	20221125	20030228	102.88	1,000,000	1,000,000	1,011,590	1,003,925	(7,665)
CHASE MTGE FINANCE CORP SERIES	16162WHL6	20040101	20190225	20040604	96.73	1,800,000	1,605,506	1,534,102	1,590,957	56,855
GSR MTG LOAN TR 04-10F 2A4	36242DET6	20040801	20190825	20041220	101.23	2,400,000	2,306,808	2,335,279	2,335,279	—

						5,200,000	4,912,315	4,880,971	4,930,161	49,190

ATTACHMENT #2

										Unrealized
Security	CUSIP	Iss Date	Mat Date	Pur Date	Pur Price	Par/Orig Face	Curr Face	Amort Cost	Fair Val	gain (loss)

MUNI
ALISAL CALIF UN SCH DIST G O	016394BZ0	19930831	20140801	20041115	68.09	100,000	100,000	68,439	67,821	(618)
ALUM ROCK CA UN ELEM SCH DIST	022168FT0	20031125	20120901	20031125	100.00	100,000	100,000	100,991	101,428	437
ALUM ROCK CALIF UN ELEM SCH	022168FW3	20031125	20150901	20031125	100.00	750,000	750,000	750,000	752,025	2,025
BANNING CALIF UNI SCH DIST FSA	066617EZ0	20040617	20180801	20041201	103.97	210,000	210,000	218,280	219,391	1,111
BARSTOW CA USD G O SCH IMP SER	069077DM4	20040714	20190801	20041123	106.19	225,000	225,000	238,802	238,259	(543)
BRENTWOOD CALIF UN ELEM SCH	107279AJ0	20030924	20120801	20030924	99.24	200,000	200,000	198,672	202,464	3,792
BRENTWOOD CALIF UN ELEM SCH	107279AN1	20030924	20160801	20030924	99.50	200,000	200,000	199,069	202,300	3,231
BURLINGAME SCH DIST CALIF	121460BN8	19950501	20130715	19951103	102.55	100,000	100,000	101,537	104,137	2,600
CAMPTON TWP ILL G O PUBLIC IMP	134655AL3	20020901	20111230	20040112	105.06	200,000	200,000	209,016	207,432	(1,584)
COALINGA-HURON CA JT UNI SCH	190222CJ6	20031118	20170801	20031201	99.91	300,000	300,000	299,732	302,358	2,626
ELGIN IL G O CORP PURP PUBLIC	286299WQ1	20020501	20141215	20040112	106.51	200,000	200,000	211,602	209,722	(1,880)
HARMONY CA GENRL OBLIG UT	413198AN2	19980301	20120801	19980318	100.00	80,000	80,000	80,000	83,630	3,630
INDIAN WELLS VY WTR DIST CA	454554AL0	20031125	20141201	20031125	99.55	300,000	300,000	298,757	300,810	2,053
INDIAN WELLS VY WTR DIST CA	454554AN6	20031125	20161201	20031125	99.49	300,000	300,000	298,570	300,435	1,865
INDIAN WELLS VY WTR DIST CA	454554AQ9	20031125	20181201	20031125	100.00	345,000	345,000	344,997	345,183	186
LANE CNTY SCH DIST NO 040 G O	515354BW7	20040601	20130615	20040520	100.75	260,000	260,000	261,855	271,648	9,793
MESA CALIF UN SCH DIST ELECTN	590595AL8	20030814	20140801	20030814	101.21	100,000	100,000	101,070	106,592	5,522
OAK GROVE CA GENRL OBLIG UT	671218BL8	19980301	20130901	19980317	99.19	110,000	110,000	109,419	117,239	7,820
OJAI CA UNI SCH DIST SER A GO	678093EV3	19980401	20090801	19991129	101.04	100,000	100,000	100,555	105,848	5,293
OJAI CA UNI SCH DIST SER B	678093GL3	19990215	20180801	19990323	98.11	170,000	170,000	167,461	177,653	10,192
PITTSBURG CA UNI SCH DIST G O	724581FQ1	20030918	20170801	20030918	100.00	300,000	300,000	300,000	305,058	5,058
PITTSBURG CA UNI SCH DIST G O	724581FS7	20030918	20190801	20030918	99.14	500,000	500,000	495,963	509,445	13,482
PLEASANT VALLEY SCH DIST CALIF	72869EAZ1	19970501	20090801	19970522	99.11	195,000	195,000	194,211	195,497	1,287
SAN LORENZO VALLEY CALIF UNI	798543EH3	20041110	20140801	20041201	103.65	200,000	200,000	207,248	208,830	1,582
SANTA MONICA-MALIBU UN SCH	802498FL4	20010601	20140801	20030715	112.31	100,000	100,000	110,477	109,801	(676)
SIMI VALLEY UNI SCH DIST CALIF	828641NF3	19930601	20060801	19961210	104.21	100,000	100,000	100,341	105,110	4,769
SOQUEL CREEK CALIF REV CNTY	835818HH1	20040225	20100301	20040212	102.78	160,000	160,000	163,854	162,318	(1,535)
TEHACHAPI VY HEALTHCARE DIST	87905RAJ2	20040817	20131101	20041206	103.79	150,000	150,000	155,652	157,568	1,916
WEST COVINA UNI SCH DISTG O	952377SF7	20040408	20120801	20040408	99.75	345,000	345,000	344,205	342,889	(1,316)
WHITTIER CA CITY SCH DIST G O	966765HX0	20030605	20170801	20030605	98.90	305,000	305,000	301,926	293,742	(8,183)
						6,705,000	6,705,000	6,732,700	6,806,634	73,934

		Grand Total				99,469,315	77,154,535	77,785,005	77,344,540	(440,465)

ATTACHMENT #3

Security	CUSIP	Iss Date	Mat Date	Pur Date	Pur Price	Par/Orig Face	Curr Face	Amort Cost	Fair Value	Unrealized Loss
MBS - Adjustable							December 31, 2004

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	2/24/2003	102.25000	1,000,000.00	523,597.64	530,584.21	524,342.36	(6,241.85)
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	6/23/2003	102.53125	1,000,000.00	706,322.93	720,221.74	717,234.86	(2,986.88)

MBS — Fixed
FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	103.18750	15,000,000.00	11,469,967.05	11,710,630.81	11,432,609.48	(278,021.33)
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	103.00000	15,000,000.00	11,410,988.25	11,639,703.86	11,373,822.78	(265,881.08)

Municipal — Fixed
WHITTIER CA CITY SCH DIST GO	966765HX0	6/5/2003	8/1/2017	6/5/2003	98.89500	305,000.00	305,000.00	301,925.71	293,742.45	(8,183.26)

										(561,314.40)

MBS — Adjustable							March 31, 2005

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	2/24/2003	102.25000	1,000,000.00	483,015.81	488,875.01	487,663.49	(1,211.52)
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	6/23/2003	102.53125	1,000,000.00	659,834.37	672,038.85	666,772.87	(5,265.98)

MBS — Fixed
FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	103.18750	15,000,000.00	10,925,670.00	11,128,886.48	10,708,358.64	(420,527.84)
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	103.00000	15,000,000.00	10,882,683.30	11,075,717.26	10,666,226.95	(409,490.31)

Municipal — Fixed
WHITTIER CA CITY SCH DIST GO	966765HX0	6/5/2003	8/1/2017	6/5/2003	98.89500	305,000.00	305,000.00	301,974.32	290,158.70	(11,815.62)

										(848,311.27)

MBS — Adjustable							June 30, 2005

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	2/24/2003	102.25000	1,000,000.00	421,466.64	426,123.36	425,894.72	(228.64)
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	6/23/2003	102.53125	1,000,000.00	570,901.75	580,735.37	578,826.63	(1,908.74)

MBS — Fixed
FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	103.18750	15,000,000.00	10,278,593.25	10,447,178.07	10,162,507.33	(284,670.74)
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	103.00000	15,000,000.00	10,069,877.70	10,227,091.60	9,956,149.00	(270,942.60)

Municipal — Fixed
WHITTIER CA CITY SCH DIST GO	966765HX0	6/5/2003	8/1/2017	6/5/2003	98.89500	305,000.00	305,000.00	302,023.37	298,707.85	(3,315.52)

										(561,066.24)

ATTACHMENT #4

Security	CUSIP	Iss Date	Mat Date	Cpn	Index	Pur Price	Book Price	Fair Price	Dur	WAL	MTR
						December 31, 2004

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	3.000	1 YR CMT	102.25000	101.33	100.14	2.47	2.67	4
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	3.091	1 YR CMT	102.53125	101.97	101.54	3.59	4.67	17

						March 31, 2005

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	3.000	1 YR CMT	102.25000	101.21	100.96	2.91	2.58	12
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	3.090	1 YR CMT	102.53125	101.85	101.05	3.45	3.92	13

						June 30, 2005

GNMA II POOL 80663	36225CWZ5	1/1/2003	1/20/2033	4.000	1 YR CMT	102.25000	101.10	101.05	1.80	2.58	10
FHLMC POOL780538	31342AS34	5/1/2003	6/1/2033	3.095	1 YR CMT	102.53125	101.72	101.39	1.82	3.25	11

ATTACHMENT #5

Security	CUSIP	Iss Date	Mat Date	Pur Date	Cpn	Pur Price	Book Price	Fair Price	Dur	WAL
							December 31, 2005

FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	4.00	103.18750	102.10	99.67	3.23	2.25
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	4.00	103.00000	102.00	99.67	2.86	2.17

							March 31, 2005

FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	4.00	103.18750	101.86	98.01	3.10	2.08
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	4.00	103.00000	101.77	98.01	3.15	2.08

							June 30, 2005

FNMA POOL 254836	31371LBD0	6/1/2003	7/1/2010	6/26/2003	4.00	103.18750	101.64	98.87	2.76	2.08
FNMA POOL 254861	31371LB65	7/1/2003	8/1/2010	7/23/2003	4.00	103.00000	101.56	98.87	2.47	2.00

ATTACHMENT #6

Security	CUSIP	Cpn	Iss Date	Mat Date	Pur Date	Pur Price	Book Price	Fair Price	Moody	S&P	Insurer	Call
							December 31, 2004

WHITTIER CA CITY SCH DIST GO	966765HX0	3.50	6/5/2003	8/1/2017	6/5/2003	98.8950	98.99	96.31	Aaa	AAA	FSA	102-2011; 101-2012; 100-2013 thereafter

							March 31, 2005

WHITTIER CA CITY SCH DIST GO	966765HX0	3.50	6/5/2003	8/1/2017	6/5/2003	98.8950	99.01	95.13	Aaa	AAA	FSA	102-2011; 101-2012; 100-2013 thereafter

							June 30, 2005

WHITTIER CA CITY SCH DIST GO	966765HX0	3.50	6/5/2003	8/1/2017	6/5/2003	98.8950	99.02	97.94	Aaa	AAA	FSA	102-2011; 101-2012; 100-2013 thereafter